Goodwill (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2007
Goodwill	$ 11,574,269	$ 11,574,269
LyndonBank [Member]
Goodwill			$ 11,574,269